Financial Instruments - maturity analysis (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments - classification
Schedule of residual maturity of financial instruments

	2024			2023
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	92,994	—	92,994	104,262	—	104,262
Trading assets	37,168	11,749	48,917	36,723	8,828	45,551
Derivatives	34,267	44,139	78,406	29,839	49,065	78,904
Settlement balances	2,085	—	2,085	7,231	—	7,231
Loans to banks - amortised cost	5,360	670	6,030	6,650	264	6,914
Loans to customers - amortised cost	99,793	300,533	400,326	87,663	293,770	381,433
Other financial assets	14,524	48,719	63,243	10,192	40,910	51,102

Liabilities
Bank deposits	21,675	9,777	31,452	8,954	13,236	22,190
Customer deposits	430,693	2,797	433,490	424,893	6,484	431,377
Settlement balances	1,729	—	1,729	6,645	—	6,645
Trading liabilities	44,683	10,031	54,714	45,349	8,287	53,636
Derivatives	34,134	37,948	72,082	30,721	41,674	72,395
Other financial liabilities	22,773	38,314	61,087	20,310	34,779	55,089
Subordinated liabilities	1,051	5,085	6,136	1,047	4,667	5,714
Notes in circulation	3,316	—	3,316	3,237	—	3,237
Lease liabilities	94	536	630	102	568	670

Schedule of undiscounted cash flows payable by contractual maturity

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2024	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	92,994	—	—	—	—	—
Derivatives held for hedging	17	66	107	61	53	76
Settlement balances	2,085	—	—	—	—	—
Loans to banks - amortised cost	5,080	297	612	9	23	158
Loans to customers - amortised cost	59,702	56,264	82,995	63,857	99,837	123,946
Other financial assets (1)	7,068	9,414	17,417	11,643	11,843	7,493
Finance lease	27	89	126	105	207	325
	166,973	66,130	101,257	75,675	111,963	131,998
Liabilities by contractual maturity up to 20 years
Bank deposits	16,914	5,315	10,114	81	79	—
Customer deposits	396,703	34,316	2,713	82	—	14
Settlement balances	1,729	—	—	—	—	—
Derivatives held for hedging	63	343	335	271	43	2
Other financial liabilities	8,305	13,501	22,869	15,350	4,710	987
Subordinated liabilities	53	1,201	2,059	2,927	754	339
Other liabilities - Notes in circulation	3,316	—	—	—	—	—
Lease liabilities	24	68	185	96	168	102
	427,107	54,744	38,275	18,807	5,754	1,444
Guarantees and commitments - notional amount (2)
Guarantees (3)	3,060	—	—	—	—	—
Commitments (4)	132,958	—	—	—	—	—
	136,018	—	—	—	—	—

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2023	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	104,262	—	—	—	—	—
Derivatives held for hedging	31	29	128	104	49	49
Settlement balances	7,231	—	—	—	—	—
Loans to banks - amortised cost	5,234	1,437	23	302	—	—
Loans to customers - amortised cost	52,175	46,894	81,445	61,465	96,577	114,806
Other financial assets (1)	4,897	6,756	12,304	11,183	10,019	8,063
Finance lease	61	242	735	401	656	359
	173,891	55,358	94,635	73,455	107,301	123,277
Liabilities by contractual maturity up to 20 years
Bank deposits	8,334	1,279	6,069	8,307	—	—
Customer deposits	393,363	31,900	6,464	11	14	19
Settlement balances	6,645	—	—	—	—	—
Derivatives held for hedging	71	175	366	192	92	8
Other financial liabilities	9,094	12,319	18,843	13,818	4,769	346
Subordinated liabilities	72	1,167	2,301	1,512	1,406	342
Other liabilities - Notes in circulation	3,237	—	—	—	—	—
Lease liabilities	30	79	172	111	175	132
	420,846	46,919	34,215	23,951	6,456	847
Guarantees and commitments - notional amount (2)
Guarantees (3)	2,833	—	—	—	—	—
Commitments (4)	124,790	—	—	—	—	—
	127,623	—	—	—	—	—

(1)	Other financial assets exclude equity shares.
(2)	Refer to Note 25 Memorandum items - Contingent liabilities and commitments.
(3)	NatWest Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. NatWest Group expects most guarantees it provides to expire unused.
(4)

NatWest Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. NatWest Group does not expect all facilities to be drawn, and some may lapse before drawdown.